Subsequent Events (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Feb. 24, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 13, 2019	Oct. 03, 2019
Subsequent Events (Details) [Line Items]
Aggregate loans						$ 150,000
Preferred stock value subscription	$ 22,500,000		$ 22,500,000
Class A Ordinary Shares (in Shares)			2,250,000
Price per share (in Dollars per share)			$ 10.00		$ 10.00
Sponsor shares percentage	20.00%
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans				$ 250,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate loans		$ 650,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Class A Ordinary Shares (in Shares)	2,250,000
Price per share (in Dollars per share)	$ 10.00